Debt (Rig financing and loan agreements) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2018	Oct. 31, 2020	Jun. 30, 2020	Dec. 31, 2017
Debt Instrument [Line Items]
Due to related parties				$ 185,300,000			$ 269,400,000
Debt outstanding							3,343,100,000
Long-term debt, excluding debt issuance costs				3,084,700,000			3,381,100,000
T-15 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties				100,500,000
T-16 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties				$ 93,100,000
West Vela Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				4.25%
West Vencedor Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				2.30%
Secured Debt | Tender Rig Facility
Debt Instrument [Line Items]
Debt face amount				$ 440,000,000
Debt instrument, periodic payment				19,800,000
Debt prepayment cost	$ 3,700,000	$ 3,800,000	$ 15,800,000
Line of Credit
Debt Instrument [Line Items]
Due to related parties				0			24,700,000
Line of Credit | Tender Rig Facility
Debt Instrument [Line Items]
Long-term debt, excluding debt issuance costs				56,200,000			83,300,000
Line of Credit | Tender Rig Facility | T-15 and T-16 Tender Rigs | Seadrill
Debt Instrument [Line Items]
Assets pledged as collateral				228,700,000
Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Long-term debt, excluding debt issuance costs				191,300,000			255,300,000
Line of Credit | West Vencedor Facility
Debt Instrument [Line Items]
Due to related parties				0			$ 24,700,000
Revolving Credit Facility
Debt Instrument [Line Items]
Assets pledged as collateral				3,600,000,000
Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Debt instrument, periodic payment				$ 40,300,000
Debt prepayment cost	$ 11,900,000	$ 11,800,000	$ 46,700,000
Variable rate basis on debt issuance				LIBOR
Assets pledged as collateral				$ 660,800,000
Scenario, Forecast | Secured Debt | Tender Rig Facility
Debt Instrument [Line Items]
Debt outstanding						$ 31,200,000
Scenario, Forecast | Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Debt outstanding					$ 120,800,000